United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Hermes Investment Series Funds, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/20

Date of Reporting Period: Six months ended 05/31/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2020
Share Class | Ticker	A | FDBAX	B | FDBBX	C | FDBCX
	F | ISHIX	Institutional | FDBIX	R6 | FDBLX

Federated Bond Fund
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Corporate Bond Fund)
Fund Established 1987

A Portfolio of Federated Investment Series Funds, Inc.
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Investment Series Funds, Inc.)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Bond Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2019 through May 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At May 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	95.6%
Municipal Securities	0.1%
Mortgage-Backed Securities[3,4]	0.0%
Collateralized Mortgage Obligations[4]	0.0%
Derivative Contracts[4,5]	0.0%
Other Security Types[6]	0.5%
Cash Equivalents[7]	2.8%
Other Assets and Liabilities—Net[8]	1.0%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of common stocks and preferred stocks.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2020 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—72.5%
		Basic Industry - Chemicals—0.4%
$1,500,000		RPM International, Inc., Sr. Unsecd. Note, 3.750%, 3/15/2027	$1,547,830
2,780,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	3,014,133
1,415,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	1,476,763
		TOTAL	6,038,726
		Basic Industry - Metals & Mining—1.5%
3,900,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	3,846,746
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	2,964,193
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	5,696,870
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	1,346,543
1,080,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	1,390,631
1,360,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	1,475,014
3,124,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	3,385,302
		TOTAL	20,105,299
		Basic Industry - Paper—0.2%
2,270,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.250%, 3/15/2023	2,330,441
		Capital Goods - Aerospace & Defense—2.1%
2,940,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	3,232,770
2,120,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	2,022,594
1,755,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,614,488
2,005,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	1,832,259
2,950,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	2,857,503
650,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	646,090
930,000		Hexcel Corp., Sr. Unsecd. Note, 3.950%, 2/15/2027	958,361
1,930,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	2,038,877
1,540,000		Leidos Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	1,660,012
3,975,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	4,350,020
1,460,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	1,669,695
3,230,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 2.127% (3-month USLIBOR +1.735%), 2/15/2042	1,975,791
760,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	801,693
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Aerospace & Defense—continued
$1,660,000	Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	$1,678,389
690,000	Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	732,502
	TOTAL	28,071,044
	Capital Goods - Building Materials—1.3%
5,625,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	5,688,704
4,160,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	4,170,532
1,950,000	Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	2,133,465
1,920,000	Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	1,921,891
2,708,000	Masco Corp., Sr. Unsecd. Note, 5.950%, 3/15/2022	2,888,071
1,000,000	Masco Corp., Unsecd. Note, 4.450%, 4/1/2025	1,092,499
	TOTAL	17,895,162
	Capital Goods - Construction Machinery—0.5%
1,670,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.200%, 1/15/2024	1,702,132
2,500,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	2,575,937
3,100,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	3,081,494
	TOTAL	7,359,563
	Capital Goods - Diversified Manufacturing—1.5%
859,000	General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	885,275
935,000	General Electric Co., Sr. Unsecd. Note, 4.350%, 5/1/2050	909,851
1,195,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	1,220,307
3,074,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	3,162,883
1,070,000	Otis Worldwide Corp., Sr. Unsecd. Note, 144A, 2.565%, 2/15/2030	1,083,196
2,300,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 3/1/2027	2,458,865
1,050,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	1,114,862
820,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	919,227
680,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	751,823
2,840,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	3,312,186
4,045,000	Valmont Industries, Inc., 5.250%, 10/1/2054	4,042,437
	TOTAL	19,860,912
	Capital Goods - Packaging—0.6%
1,800,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	1,930,874
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Packaging—continued
$1,035,000	Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	$1,140,383
2,500,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	2,700,430
2,210,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.900%, 3/15/2029	2,546,738
	TOTAL	8,318,425
	Communications - Cable & Satellite—2.8%
6,400,000	CCO Safari II LLC, 4.908%, 7/23/2025	7,334,043
1,235,000	CCO Safari II LLC, 6.484%, 10/23/2045	1,599,562
335,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	393,061
1,165,000	Charter Communications, Inc., 4.200%, 3/15/2028	1,298,685
900,000	Comcast Corp., 7.050%, 3/15/2033	1,360,239
5,225,000	Comcast Corp., Sr. Unsecd. Note, 2.650%, 2/1/2030	5,578,894
1,500,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	1,645,657
1,455,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	1,623,653
2,500,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	3,024,573
1,727,000	Comcast Corp., Sr. Unsecd. Note, Series WI, 3.999%, 11/1/2049	2,057,169
1,910,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	2,073,108
1,470,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	1,565,007
1,250,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	1,808,072
1,310,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	1,550,436
1,000,000	Time Warner Cable, Inc., Company Guarantee, 6.750%, 6/15/2039	1,314,420
2,915,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 4.000%, 9/1/2021	2,988,872
200,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	235,509
	TOTAL	37,450,960
	Communications - Media & Entertainment—1.4%
3,995,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	4,444,027
1,170,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	1,248,877
1,375,000	Fox Corp, Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	1,609,574
4,380,000	Grupo Televisa S.A., 6.625%, 3/18/2025	5,101,632
785,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	826,570
2,930,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	3,083,010
2,350,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.900%, 8/15/2044	2,333,310
985,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 5/19/2050	1,001,214
	TOTAL	19,648,214
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—1.3%
$2,900,000	American Tower Corp., 3.450%, 9/15/2021	$3,002,033
2,500,000	American Tower Corp., Sr. Unsecd. Note, 2.750%, 1/15/2027	2,670,522
1,365,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	1,555,748
490,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 9/1/2021	497,317
2,500,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.200%, 9/1/2024	2,687,323
2,795,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.800%, 2/15/2028	3,102,075
2,315,000	TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	2,390,160
1,135,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	1,283,672
	TOTAL	17,188,850
	Communications - Telecom Wirelines—3.4%
2,425,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	2,447,386
4,200,000	AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	4,533,511
2,000,000	AT&T, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2028	2,235,669
2,550,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	2,868,929
2,500,000	AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	2,835,481
2,250,000	AT&T, Inc., Sr. Unsecd. Note, 4.500%, 3/9/2048	2,569,504
1,140,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 6/15/2044	1,316,373
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	1,200,171
3,080,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	4,229,743
2,050,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	2,565,925
2,700,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	2,781,970
2,175,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	2,646,521
2,530,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	3,199,208
6,340,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	7,824,488
2,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	2,484,025
	TOTAL	45,738,904
	Consumer Cyclical - Automotive—1.1%
960,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	973,069
1,775,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	1,697,795
1,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/6/2021	1,250,889
2,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.450%, 4/10/2022	2,254,973
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$1,110,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.650%, 1/17/2029	$1,217,310
1,780,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	1,759,494
3,000,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.850%, 9/26/2024	3,090,996
3,000,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.200%, 9/26/2026	3,094,845
	TOTAL	15,339,371
	Consumer Cyclical - Leisure—0.1%
933,892	Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	944,195
	Consumer Cyclical - Retailers—1.6%
2,500,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	2,675,462
1,070,000	Advance Auto Parts, Inc., Company Guarantee, 4.500%, 1/15/2022	1,115,680
2,600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 144A, 3.900%, 4/15/2030	2,660,808
1,080,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	1,126,596
620,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	667,616
2,115,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	2,295,031
839,888	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	889,153
750,000	CVS Health Corp., Sr. Unsecd. Note, 2.800%, 7/20/2020	750,780
1,685,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	1,875,501
2,395,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	2,923,363
2,100,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	2,704,897
985,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,249,456
1,200,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	1,281,014
	TOTAL	22,215,357
	Consumer Cyclical - Services—1.3%
1,460,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	1,588,622
1,915,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	2,196,953
2,395,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	2,686,227
3,250,000	Expedia Group, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	3,004,792
900,000	Expedia, Inc., 4.500%, 8/15/2024	933,102
1,090,000	Expedia, Inc., Company Guarantee, 5.950%, 8/15/2020	1,096,094
1,800,000	Expedia, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2026	1,843,260
3,985,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.250%, 5/1/2029	4,398,623
	TOTAL	17,747,673
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—5.6%
$5,545,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	$6,152,993
2,120,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	2,465,819
2,697,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 3.300%, 2/1/2023	2,856,799
6,525,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	7,277,896
980,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	962,297
5,100,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	5,194,783
2,000,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2029	2,097,986
405,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	419,206
4,185,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	4,870,569
1,850,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	2,324,643
2,150,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	2,347,522
1,590,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	1,651,420
2,570,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	3,395,075
1,624,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	1,798,323
1,600,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	1,666,325
2,245,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	2,460,861
6,900,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	7,169,716
1,530,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	1,745,377
1,030,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.985%, 5/25/2038	1,300,438
67,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.800%, 7/2/2020	67,006
925,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.500%, 4/15/2030	962,029
3,130,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	3,382,521
2,205,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	2,416,167
1,600,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.000%, 11/15/2020	1,615,917
910,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	1,049,969
610,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.200%, 7/15/2046	576,814
2,500,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	2,759,051
1,175,000	Tyson Foods, Inc., 3.950%, 8/15/2024	1,297,859
1,000,000	Tyson Foods, Inc., 5.150%, 8/15/2044	1,220,622
500,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.000%, 3/1/2026	565,690
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$1,680,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	$1,784,658
	TOTAL	75,856,351
	Consumer Non-Cyclical - Health Care—3.0%
1,500,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	1,589,425
3,280,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.050%, 9/22/2026	3,536,313
585,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	592,364
1,500,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	1,593,262
2,000,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	2,094,803
275,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.300%, 3/1/2023	289,262
2,350,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	2,630,026
1,455,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,600,639
2,615,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	3,206,060
1,090,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	1,106,669
1,155,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	1,123,699
4,335,000	Biogen, Inc., Sr. Unsecd. Note, 5.200%, 9/15/2045	5,783,647
6,740,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	7,093,887
4,365,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	4,861,628
2,275,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	2,361,572
1,500,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.950%, 9/19/2026	1,648,370
	TOTAL	41,111,626
	Consumer Non-Cyclical - Pharmaceuticals—3.4%
2,601,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	3,051,201
2,240,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	3,168,283
4,200,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 2.950%, 11/21/2026	4,509,654
3,800,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.200%, 11/21/2029	4,087,884
805,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.450%, 3/15/2022	837,896
750,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.800%, 3/15/2025	826,949
970,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 4.250%, 11/21/2049	1,121,050
5,525,000	Amgen, Inc., Sr. Unsecd. Note, 2.200%, 2/21/2027	5,776,642
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	2,406,632
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	2,548,209
3,300,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.375%, 11/16/2025	3,691,182
1,500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,619,382
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$730,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	$818,452
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	631,941
280,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	300,043
2,760,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	2,808,393
2,100,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.875%, 8/15/2025	2,388,941
3,585,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2045	4,953,589
	TOTAL	45,546,323
	Consumer Non-Cyclical - Products—0.2%
1,030,000	Church and Dwight, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2027	1,111,395
1,030,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	1,110,329
	TOTAL	2,221,724
	Consumer Non-Cyclical - Supermarkets—0.4%
960,000	Kroger Co., Bond, 6.900%, 4/15/2038	1,378,438
2,350,000	Kroger Co., Sr. Unsecd. Note, 2.200%, 5/1/2030	2,412,211
1,000,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	1,206,978
	TOTAL	4,997,627
	Consumer Non-Cyclical - Tobacco—0.6%
3,080,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	3,241,134
4,220,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	4,495,103
	TOTAL	7,736,237
	Energy - Independent—1.0%
5,890,000	Canadian Natural Resources Ltd., 5.850%, 2/1/2035	6,356,394
980,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	958,006
3,400,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	3,224,319
695,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 4.200%, 3/15/2048	401,362
695,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 4/15/2046	421,344
440,000	XTO Energy, Inc., 6.375%, 6/15/2038	654,364
775,000	XTO Energy, Inc., 6.750%, 8/1/2037	1,113,674
	TOTAL	13,129,463
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Integrated—1.0%
$1,785,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	$1,948,929
3,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	3,417,673
1,480,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.742%, 3/11/2021	1,525,269
1,750,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	2,472,761
2,370,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	2,388,658
2,000,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	1,894,446
220,000	Petro-Canada, Deb., 7.000%, 11/15/2028	255,539
	TOTAL	13,903,275
	Energy - Midstream—2.8%
805,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	787,022
1,652,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	1,855,699
1,000,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	1,226,305
5,730,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	6,111,213
2,137,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	2,061,971
2,475,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.750%, 2/15/2025	2,725,763
830,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, 144A, 5.450%, 7/15/2020	832,813
2,500,000	Kinder Morgan Energy Partners LP, Note, 6.550%, 9/15/2040	3,155,311
1,190,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,488,958
1,770,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	1,977,582
2,350,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	2,335,673
1,525,000	MPLX LP, Sr. Unsecd. Note, 5.200%, 3/1/2047	1,661,539
3,190,000	MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	3,346,671
2,265,000	MPLX LP, Sr. Unsecd. Note, Series WI, 5.200%, 12/1/2047	2,448,774
960,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	984,080
2,150,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	2,176,811
2,300,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	2,496,452
	TOTAL	37,672,637
	Energy - Refining—0.4%
875,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	910,700
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Refining—continued
$720,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	$858,267
1,665,000	Valero Energy Corp., 7.500%, 4/15/2032	2,194,604
1,555,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	1,716,544
	TOTAL	5,680,115
	Financial Institution - Banking—13.3%
2,000,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,070,535
2,450,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,523,711
3,500,000	Bank of America Corp., Sr. Unsecd. Note, 3.366%, 1/23/2026	3,778,836
2,175,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	2,397,450
6,395,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	6,619,719
8,400,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.328%, 10/1/2021	8,425,869
3,750,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	4,036,309
2,230,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,466,486
1,850,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	2,049,722
2,100,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	2,297,022
2,250,000	Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	2,526,859
5,500,000	Capital One Bank, Sub. Note, 3.375%, 2/15/2023	5,697,641
1,200,000	Capital One Financial Corp., Sr. Sub. Note, 4.200%, 10/29/2025	1,267,825
990,000	Citigroup, Inc., 4.125%, 7/25/2028	1,088,156
2,800,000	Citigroup, Inc., 4.300%, 11/20/2026	3,120,692
3,410,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	3,520,776
2,780,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,893,767
1,705,000	Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	1,815,483
1,910,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	2,072,014
6,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.520%, 10/27/2028	6,487,301
2,750,000	Citigroup, Inc., Sr. Unsecd. Note, 3.980%, 3/20/2030	3,080,282
3,500,000	Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	3,654,598
1,450,000	City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	1,470,372
1,000,000	Comerica, Inc., 3.800%, 7/22/2026	1,061,585
2,625,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	2,688,162
1,680,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	1,680,414
1,840,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	1,898,170
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$3,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.000%, 4/26/2022	$3,307,475
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.272%, 9/29/2025	2,118,943
4,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	4,649,509
5,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.850%, 1/26/2027	6,067,322
4,625,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	5,246,892
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,803,541
1,680,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	1,730,127
1,480,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.776%, 4/25/2023	1,528,371
7,380,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	8,040,596
870,000		JPMorgan Chase & Co., Sub. Deb., 8.000%, 4/29/2027	1,172,335
740,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	787,200
7,500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	8,251,544
3,975,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 0.990% (3-month USLIBOR +0.640%), 12/1/2021	3,936,245
4,000,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	4,442,160
2,375,000		Morgan Stanley, Sr. Unsecd. Note, 4.457%, 4/22/2039	2,883,148
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	8,364,617
2,650,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.875%, 1/27/2026	2,986,198
2,750,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	3,222,097
1,500,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	1,672,691
4,320,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	4,631,387
3,500,000		PNC Financial Services Group, Sr. Unsecd. Note, 2.600%, 7/23/2026	3,784,798
713,169	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	456,428
1,000,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	988,400
3,000,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 1.250%, 3/9/2023	3,024,629
2,300,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	2,370,444
3,995,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	4,140,511
4,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.150%, 1/24/2029	4,576,570
		TOTAL	179,873,934
		Financial Institution - Broker/Asset Mgr/Exchange—1.7%
2,150,000		CBOE Holdings Inc., Sr. Unsecd. Note, 3.650%, 1/12/2027	2,368,173
4,255,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	6,071,639
590,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	634,256
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—continued
$2,250,000	Jefferies Group LLC, Sr. Unsecd. Note, 4.850%, 1/15/2027	$2,413,768
2,615,000	Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	2,815,192
1,650,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	1,781,306
1,294,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	1,439,525
805,000	Stifel Financial Corp., 4.250%, 7/18/2024	846,813
1,170,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	1,175,548
2,400,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	2,667,565
975,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	1,073,653
	TOTAL	23,287,438
	Financial Institution - Finance Companies—0.9%
1,010,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.500%, 5/26/2022	936,869
600,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	537,074
2,517,000	Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	2,608,976
7,856,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	7,861,143
	TOTAL	11,944,062
	Financial Institution - Insurance - Health—0.5%
740,000	Anthem, Inc., 5.850%, 1/15/2036	980,907
1,690,000	CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	1,840,099
1,690,000	CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	1,986,824
1,690,000	CIGNA Corp., Sr. Unsecd. Note, 4.900%, 12/15/2048	2,234,296
	TOTAL	7,042,126
	Financial Institution - Insurance - Life—1.7%
2,750,000	AXA-UAP, Sub. Note, 8.600%, 12/15/2030	3,899,576
3,100,000	Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	3,261,474
1,720,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	2,347,523
700,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	888,086
710,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	1,233,547
1,000,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	1,527,626
700,000	New York Life Insurance Co., Sub. Note, 144A, 6.750%, 11/15/2039	1,050,436
4,000,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	5,605,987
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$1,000,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	$1,566,923
1,530,000	Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	2,109,801
	TOTAL	23,490,979
	Financial Institution - Insurance - P&C—1.0%
1,210,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	1,352,161
1,000,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,440,837
850,000	Liberty Mutual Group, Inc., Company Guarantee, 144A, 5.000%, 6/1/2021	875,424
2,880,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	2,946,894
3,400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	5,370,053
1,000,000	USF&G Corp., 8.312%, 7/1/2046	1,445,310
	TOTAL	13,430,679
	Financial Institution - REIT - Apartment—0.5%
2,155,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	2,325,194
2,000,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	2,061,781
1,225,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	1,242,272
1,600,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	1,615,059
	TOTAL	7,244,306
	Financial Institution - REIT - Healthcare—0.3%
1,250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	1,307,038
2,300,000	Healthcare Trust of America, 3.700%, 4/15/2023	2,356,078
1,170,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,157,674
	TOTAL	4,820,790
	Financial Institution - REIT - Office—0.4%
1,450,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	1,550,581
1,570,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	1,724,107
2,380,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	2,500,917
	TOTAL	5,775,605
	Financial Institution - REIT - Other—0.3%
2,285,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 6/15/2025	2,279,617
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Other—continued
$1,890,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	$2,002,453
	TOTAL	4,282,070
	Financial Institution - REIT - Retail—0.6%
380,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	392,762
1,730,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	1,757,287
2,600,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	2,651,533
1,860,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	1,612,813
2,300,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,142,046
	TOTAL	8,556,441
	Sovereign—0.1%
1,100,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,154,643
	Technology—4.3%
2,460,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	2,591,956
1,400,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	1,593,874
1,300,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	1,324,628
3,750,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	4,240,842
1,565,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 8.350%, 7/15/2046	1,988,524
3,575,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	3,715,117
2,420,000	Equifax, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2026	2,527,269
1,440,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	1,532,908
2,000,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 4/15/2023	2,134,741
1,000,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	1,157,478
1,265,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	1,400,411
1,000,000	Fiserv, Inc., Sr. Unsecd. Note, 3.200%, 7/1/2026	1,089,784
2,500,000	Fiserv, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2025	2,789,822
2,210,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	2,564,781
1,565,000	Flextronics International Ltd., Sr. Unsecd. Note, 4.750%, 6/15/2025	1,706,065
1,240,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	1,250,859
1,030,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.900%, 10/15/2025	1,160,396
3,325,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	3,686,240
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$1,470,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	$1,553,750
1,260,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	1,470,508
565,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	579,311
2,250,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	2,474,160
500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.663%, 2/15/2030	563,536
2,600,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	2,711,473
1,460,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	1,534,939
975,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	1,087,298
2,420,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	2,743,706
445,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	513,829
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	172,704
1,380,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,477,416
2,490,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	3,262,109
200,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	221,347
	TOTAL	58,821,781
	Technology Services—0.2%
2,125,000	Global Payments, Inc., Sr. Unsecd. Note, 4.150%, 8/15/2049	2,386,162
	Transportation - Airlines—0.1%
740,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	750,381
	Transportation - Railroads—0.8%
3,095,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	4,307,635
36,864	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.570%, 1/2/2021	37,860
2,265,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	2,432,259
1,325,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	1,352,496
2,060,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	2,582,545
	TOTAL	10,712,795
	Transportation - Services—1.5%
4,440,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	5,043,682
1,220,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	1,271,193
2,325,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	2,269,139
3,300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.400%, 11/15/2026	3,415,145
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Services—continued
$2,255,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	$2,344,828
3,275,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	3,293,891
2,540,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.875%, 12/1/2023	2,687,004
	TOTAL	20,324,882
	Utility - Electric—3.6%
990,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	1,090,750
2,500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	2,697,288
1,530,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	1,944,789
1,233,000	Consolidated Edison Co., 4.625%, 12/1/2054	1,552,504
400,000	Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 9/1/2021	404,933
1,210,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	1,296,887
1,330,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	1,471,833
100,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	149,118
1,950,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	2,106,149
5,000,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2068	5,103,475
840,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	915,170
1,280,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	1,455,136
2,950,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 3.500%, 4/6/2028	3,136,252
750,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	887,521
4,100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	4,321,966
900,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.750%, 10/1/2041	1,013,441
2,350,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	2,524,138
1,055,000	Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	1,085,044
3,080,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	3,463,176
1,500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	1,612,262
1,080,000	NiSource Finance Corp., Sr. Unsecd. Note, 2.650%, 11/17/2022	1,117,184
715,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	852,949
850,000	PSEG Power LLC, Sr. Unsecd. Note, 4.150%, 9/15/2021	872,470
3,185,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	3,513,210
2,000,000	Southwestern Electric Power Co., Sr. Unsecd. Note, Series K, 2.750%, 10/1/2026	2,085,278
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$2,460,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	$2,478,661
	TOTAL	49,151,584
	Utility - Natural Gas—1.1%
1,290,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series B, 3.000%, 11/15/2029	1,326,756
2,600,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	2,586,112
2,425,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	2,490,737
2,130,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	2,175,354
2,700,000	Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	2,902,277
1,300,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,737,887
2,230,000	Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	2,106,301
	TOTAL	15,325,424
	Utility - Natural Gas Distributor—0.1%
815,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	874,477
	TOTAL CORPORATE BONDS (IDENTIFIED COST $906,045,650)	983,359,033
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
627	Federal Home Loan Mortgage Corp., Pool C00702, 6.000%, 1/1/2029	704
727	Federal Home Loan Mortgage Corp., Pool C00748, 6.000%, 4/1/2029	821
354	Federal Home Loan Mortgage Corp., Pool C20263, 6.000%, 1/1/2029	399
804	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	914
	TOTAL	2,838
	Federal National Mortgage Association—0.0%
1,097	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	1,249
755	Federal National Mortgage Association, Pool 421223, 7.000%, 5/1/2028	849
8,019	Federal National Mortgage Association, Pool 439947, 6.500%, 11/1/2028	9,008
3,935	Federal National Mortgage Association, Pool 489867, 6.500%, 3/1/2029	4,407
	TOTAL	15,513
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—0.0%
$501		Government National Mortgage Association, Pool 449491, 7.500%, 12/15/2027	$571
504		Government National Mortgage Association, Pool 486467, 7.000%, 8/15/2028	571
882		Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	940
568		Government National Mortgage Association, Pool 780373, 7.000%, 12/15/2023	603
		TOTAL	2,685
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $18,768)	21,036
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
1,265,000		Tampa, FL Sports Authority, (GTD by National Public Finance Guarantee Corporation), 8.020%, 10/1/2026 (IDENTIFIED COST $1,281,445)	1,389,463
		PREFERRED STOCKS—0.5%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
130,000	[2,3,4]	Lehman Brothers Holdings, Inc., Pfd., 5.670%	1,300
		Financial Institution - REIT - Other—0.5%
80,000		ProLogis Inc., REIT Perpetual Pfd. Stock, 8.540%	5,990,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,985,290)	5,991,300
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
71,831		Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $70,454)	77,146
		INVESTMENT COMPANIES—26.0%
20,323,167		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.40%[5]	20,339,426
56,145,786		High Yield Bond Portfolio	332,383,054
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $405,097,373)	352,722,480
		TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $1,316,498,980)[6]	1,343,560,458
		OTHER ASSETS AND LIABILITIES - NET—0.9%[7]	12,484,845
		TOTAL NET ASSETS—100%	$1,356,045,303
Semi-Annual Shareholder Report

At May 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[3]United States Treasury Note 10-Year Long Futures	300	$41,718,750	September 2020	$50,867
[3]United States Treasury Long Bond Long Futures	350	$62,431,250	September 2020	$(110,194)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(59,327)
Net Unrealized Appreciation (Depreciation) on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2020, were as follows
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2019	28,601,711	55,376,646	83,978,357
Purchases/Additions	173,483,362	4,700,824	178,184,186
Sales/Reductions	(181,761,906)	(3,931,684)	(185,693,590)
Balance of Shares Held 5/31/2020	20,323,167	56,145,786	76,468,953
Value	$20,339,426	$332,383,054	$352,722,480
Change in Unrealized Appreciation/Depreciation	$4,477	$(1,646,996)	$(1,642,519)
Net Realized Gain/(Loss)	$6,851	$(12,020,219)	$(12,013,368)
Dividend Income	$151,422	$10,641,528	$10,792,950
Gain Distributions Received	$130	N/A	$130
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).
3	Non-income-producing security.
4	Issuer in default.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $1,317,759,026.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2020.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$982,902,605	$456,428	$983,359,033
Mortgage-Backed Securities	—	21,036	—	21,036
Municipal Bond	—	1,389,463	—	1,389,463
Collateralized Mortgage Obligation	—	77,146	—	77,146
Equity Securities:
Preferred Stocks
Domestic	5,990,000	—	1,300	5,991,300
Investment Companies	352,722,480	—	—	352,722,480
TOTAL SECURITIES	$358,712,480	$984,390,250	$457,728	$1,343,560,458
Other Financial Instruments:[1]
Assets	$50,867	$—	$—	$50,867
Liabilities	(110,194)	—	—	(110,194)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(59,327)	$—	$—	$(59,327)
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements.
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.50	$8.70	$9.29	$9.03	$9.02	$9.51
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.34	0.34	0.36	0.36	0.38
Net realized and unrealized gain (loss)	0.03	0.81	(0.57)	0.26	0.13	(0.48)
TOTAL FROM INVESTMENT OPERATIONS	0.19	1.15	(0.23)	0.62	0.49	(0.10)
Less Distributions:
Distributions from net investment income	(0.17)	(0.35)	(0.35)	(0.36)	(0.38)	(0.39)
Distributions from net realized gain	—	—	(0.01)	(0.00)[2]	(0.10)	—
TOTAL DISTRIBUTIONS	(0.17)	(0.35)	(0.36)	(0.36)	(0.48)	(0.39)
Net Asset Value, End of Period	$9.52	$9.50	$8.70	$9.29	$9.03	$9.02
Total Return[3]	2.05%	13.43%	(2.53)%	7.01%	5.56%	(1.05)%
Ratios to Average Net Assets:
Net expenses[4]	0.85%[5]	0.85%	0.85%	0.85%	0.96%	0.98%
Net investment income	3.45%[5]	3.73%	3.82%	3.88%	4.01%	4.09%
Expense waiver/reimbursement[6]	0.13%[5]	0.14%	0.14%	0.14%	0.21%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$424,051	$401,690	$364,175	$419,962	$667,955	$705,016
Portfolio turnover	8%	18%	10%	13%	14%	10%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.56	$8.75	$9.35	$9.09	$9.07	$9.57
Income From Investment Operations:
Net investment income (loss)[1]	0.12	0.27	0.27	0.28	0.29	0.31
Net realized and unrealized gain (loss)	0.04	0.81	(0.59)	0.26	0.13	(0.49)
TOTAL FROM INVESTMENT OPERATIONS	0.16	1.08	(0.32)	0.54	0.42	(0.18)
Less Distributions:
Distributions from net investment income	(0.13)	(0.27)	(0.27)	(0.28)	(0.30)	(0.32)
Distributions from net realized gain	—	—	(0.01)	(0.00)[2]	(0.10)	—
TOTAL DISTRIBUTIONS	(0.13)	(0.27)	(0.28)	(0.28)	(0.40)	(0.32)
Net Asset Value, End of Period	$9.59	$9.56	$8.75	$9.35	$9.09	$9.07
Total Return[3]	1.70%	12.51%	(3.45)%	6.06%	4.78%	(1.95)%
Ratios to Average Net Assets:
Net expenses[4]	1.71%[5]	1.70%	1.70%	1.70%	1.78%	1.79%
Net investment income	2.58%[5]	2.91%	2.97%	2.99%	3.19%	3.28%
Expense waiver/reimbursement[6]	0.06%[5]	0.07%	0.06%	0.07%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,919	$12,717	$17,075	$27,087	$32,712	$36,123
Portfolio turnover	8%	18%	10%	13%	14%	10%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.56	$8.76	$9.36	$9.09	$9.07	$9.57
Income From Investment Operations:
Net investment income (loss)[1]	0.12	0.27	0.27	0.28	0.29	0.31
Net realized and unrealized gain (loss)	0.04	0.80	(0.59)	0.27	0.13	(0.49)
TOTAL FROM INVESTMENT OPERATIONS	0.16	1.07	(0.32)	0.55	0.42	(0.18)
Less Distributions:
Distributions from net investment income	(0.13)	(0.27)	(0.27)	(0.28)	(0.30)	(0.32)
Distributions from net realized gain	—	—	(0.01)	(0.00)[2]	(0.10)	—
TOTAL DISTRIBUTIONS	(0.13)	(0.27)	(0.28)	(0.28)	(0.40)	(0.32)
Net Asset Value, End of Period	$9.59	$9.56	$8.76	$9.36	$9.09	$9.07
Total Return[3]	1.73%	12.41%	(3.42)%	6.21%	4.79%	(1.95)%
Ratios to Average Net Assets:
Net expenses[4]	1.67%[5]	1.66%	1.67%	1.67%	1.77%	1.79%
Net investment income	2.63%[5]	2.94%	3.00%	3.02%	3.20%	3.28%
Expense waiver/reimbursement[6]	0.06%[5]	0.07%	0.06%	0.07%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$46,681	$47,337	$48,592	$85,798	$106,690	$113,868
Portfolio turnover	8%	18%	10%	13%	14%	10%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.58	$8.77	$9.37	$9.10	$9.09	$9.58
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.35	0.35	0.36	0.36	0.38
Net realized and unrealized gain (loss)	0.04	0.81	(0.59)	0.27	0.13	(0.48)
TOTAL FROM INVESTMENT OPERATIONS	0.20	1.16	(0.24)	0.63	0.49	(0.10)
Less Distributions:
Distributions from net investment income	(0.17)	(0.35)	(0.35)	(0.36)	(0.38)	(0.39)
Distributions from net realized gain	—	—	(0.01)	(0.00)[2]	(0.10)	—
TOTAL DISTRIBUTIONS	(0.17)	(0.35)	(0.36)	(0.36)	(0.48)	(0.39)
Net Asset Value, End of Period	$9.61	$9.58	$8.77	$9.37	$9.10	$9.09
Total Return[3]	2.14%	13.44%	(2.62)%	7.07%	5.48%	(1.09)%
Ratios to Average Net Assets:
Net expenses[4]	0.85%[5]	0.85%	0.85%	0.85%	1.00%	1.02%
Net investment income	3.44%[5]	3.74%	3.82%	3.83%	3.97%	4.05%
Expense waiver/reimbursement[6]	0.11%[5]	0.11%	0.11%	0.12%	0.17%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$133,392	$134,534	$128,112	$151,638	$172,855	$171,876
Portfolio turnover	8%	18%	10%	13%	14%	10%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.50	$8.70	$9.30	$9.03	$9.02	$9.52
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.37	0.37	0.37	0.38	0.40
Net realized and unrealized gain (loss)	0.03	0.80	(0.59)	0.28	0.13	(0.49)
TOTAL FROM INVESTMENT OPERATIONS	0.20	1.17	(0.22)	0.65	0.51	(0.09)
Less Distributions:
Distributions from net investment income	(0.18)	(0.37)	(0.37)	(0.38)	(0.40)	(0.41)
Distributions from net realized gain	—	—	(0.01)	(0.00)[2]	(0.10)	—
TOTAL DISTRIBUTIONS	(0.18)	(0.37)	(0.38)	(0.38)	(0.50)	(0.41)
Net Asset Value, End of Period	$9.52	$9.50	$8.70	$9.30	$9.03	$9.02
Total Return[3]	2.18%	13.72%	(2.39)%	7.38%	5.77%	(0.97)%
Ratios to Average Net Assets:
Net expenses[4]	0.60%[5]	0.60%	0.60%	0.60%	0.76%	0.79%
Net investment income	3.69%[5]	3.98%	4.07%	3.98%	4.21%	4.28%
Expense waiver/reimbursement[6]	0.13%[5]	0.14%	0.14%	0.14%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$689,037	$733,626	$515,139	$553,671	$207,117	$214,878
Portfolio turnover	8%	18%	10%	13%	14%	10%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,			Period Ended 11/30/2016[1]
		2019	2018	2017
Net Asset Value, Beginning of Period	$9.51	$8.71	$9.31	$9.04	$9.37
Income From Investment Operations:
Net investment income (loss)[2]	0.17	0.37	0.37	0.37	0.06
Net realized and unrealized gain (loss)	0.04	0.80	(0.59)	0.27	(0.33)
TOTAL FROM INVESTMENT OPERATIONS	0.21	1.17	(0.22)	0.64	(0.27)
Less Distributions:
Distributions from net investment income	(0.18)	(0.37)	(0.37)	(0.37)	(0.06)
Distributions from net realized gain	—	—	(0.01)	(0.00)[3]	—
TOTAL DISTRIBUTIONS	(0.18)	(0.37)	(0.38)	(0.37)	(0.06)
Net Asset Value, End of Period	$9.54	$9.51	$8.71	$9.31	$9.04
Total Return[4]	2.30%	13.72%	(2.38)%	7.24%	(2.90)%
Ratios to Average Net Assets:
Net expenses[5]	0.58%[6]	0.58%	0.58%	0.58%	0.54%[6]
Net investment income	3.69%[6]	3.99%	4.13%	3.97%	3.90%[6]
Expense waiver/reimbursement[7]	0.06%[6]	0.07%	0.07%	0.03%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$52,965	$96,838	$67,370	$17,112	$0.00[8]
Portfolio turnover	8%	18%	10%	13%	14%[9]
1	Reflects operations for the period from September 30, 2016 (date of initial investment) to November 30, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
8	Represents less than $1,000.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2020 (unaudited)
Assets:
Investment in securities, at value including $352,722,480 of investment in affiliated holdings* (identified cost $1,316,498,980)		$1,343,560,458
Due from broker (Note 2)		2,465,000
Income receivable		9,656,966
Income receivable from affiliated holdings		1,709,989
Receivable for shares sold		1,240,432
Receivable for variation margin on futures contracts		581,278
TOTAL ASSETS		1,359,214,123
Liabilities:
Payable for investments purchased	$2,119,733
Payable for shares redeemed	727,045
Payable for Directors’/Trustees’ fees (Note 5)	1,110
Payable for investment adviser fee (Note 5)	48,729
Payable for administrative fees (Note 5)	8,637
Payable for distribution services fee (Note 5)	35,221
Payable for other service fees (Notes 2 and 5)	125,257
Accrued expenses (Note 5)	103,088
TOTAL LIABILITIES		3,168,820
Net assets for 142,243,742 shares outstanding		$1,356,045,303
Net Assets Consist of:
Paid-in capital		$1,376,525,252
Total distributable earnings (loss)		(20,479,949)
TOTAL NET ASSETS		$1,356,045,303
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($424,051,173 ÷ 44,544,657 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.52
Offering price per share (100/95.50 of $9.52)	$9.97
Redemption proceeds per share	$9.52
Class B Shares:
Net asset value per share ($9,918,881 ÷ 1,034,502 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.59
Offering price per share	$9.59
Redemption proceeds per share (94.50/100 of $9.59)	$9.06
Class C Shares:
Net asset value per share ($46,680,635 ÷ 4,867,242 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.59
Offering price per share	$9.59
Redemption proceeds per share (99.00/100 of $9.59)	$9.49
Class F Shares:
Net asset value per share ($133,392,377 ÷ 13,884,445 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.61
Offering price per share (100/99.00 of $9.61)	$9.71
Redemption proceeds per share (99.00/100 of $9.61)	$9.51
Institutional Shares:
Net asset value per share ($689,037,033 ÷ 72,358,321 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.52
Offering price per share	$9.52
Redemption proceeds per share	$9.52
Class R6 Shares:
Net asset value per share ($52,965,204 ÷ 5,554,575 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.54
Offering price per share	$9.54
Redemption proceeds per share	$9.54
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2020 (unaudited)
Investment Income:
Interest			$18,593,360
Dividends (including $10,792,950 received from affiliated holdings*)			10,942,908
TOTAL INCOME			29,536,268
Expenses:
Investment adviser fee (Note 5)		$3,437,345
Administrative fee (Note 5)		541,056
Custodian fees		26,340
Transfer agent fee (Note 2)		688,371
Directors’/Trustees’ fees (Note 5)		8,226
Auditing fees		16,750
Legal fees		4,075
Portfolio accounting fees		115,488
Distribution services fee (Note 5)		214,774
Other service fees (Notes 2 and 5)		749,960
Share registration costs		69,314
Printing and postage		71,716
Taxes		150
Miscellaneous (Note 5)		20,986
TOTAL EXPENSES		5,964,551
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(406,329)
Reimbursement of other operating expenses (Notes 2 and 5)	(419,658)
TOTAL WAIVER AND REIMBURSEMENTS		(825,987)
Net expenses			5,138,564
Net investment income			$24,397,704
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized loss of $(12,013,368) on sales of investments in affiliated holdings*)	$(19,636,180)
Net realized gain on futures contracts	7,087,254
Realized gain distribution from affiliated investment company shares	130
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(1,642,519) on investments in affiliated holdings*)	14,625,049
Net change in unrealized depreciation of futures contracts	20,569
Net realized and unrealized gain on investments and futures contracts	2,096,822
Change in net assets resulting from operations	$26,494,526
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2020	Year Ended 11/30/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$24,397,704	$45,862,178
Net realized loss	(12,548,796)	(20,144,412)
Net change in unrealized appreciation/depreciation	14,645,618	122,349,885
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	26,494,526	148,067,651
Distributions to Shareholders:
Class A Shares	(7,409,783)	(14,574,047)
Class B Shares	(147,339)	(443,896)
Class C Shares	(639,523)	(1,384,871)
Class F Shares	(2,372,073)	(4,967,114)
Institutional Shares	(13,506,458)	(21,709,427)
Class R6 Shares	(1,277,956)	(3,325,160)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,353,132)	(46,404,515)
Share Transactions:
Proceeds from sale of shares	287,182,045	610,403,024
Net asset value of shares issued to shareholders in payment of distributions declared	23,842,366	42,278,034
Cost of shares redeemed	(382,861,834)	(468,064,146)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(71,837,423)	184,616,912
Change in net assets	(70,696,029)	286,280,048
Net Assets:
Beginning of period	1,426,741,332	1,140,461,284
End of period	$1,356,045,303	$1,426,741,332
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2020 (unaudited)
1. ORGANIZATION
Federated Investment Series Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of one diversified portfolio, Federated Bond Fund (the “Fund”). The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital.
On March 30, 2017, the Fund’s T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Class B Shares are closed to new accounts, new investors and new purchases by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Investment Series Funds, Inc. and Federated Hermes Corporate Bond Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $825,987 is disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$221,730	$(146,018)
Class B Shares	8,039	(2)
Class C Shares	24,378	—
Class F Shares	57,254	(32,443)
Institutional Shares	371,278	(241,195)
Class R6 Shares	5,692	—
TOTAL	$688,371	$(419,658)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts.
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$512,782
Class B Shares	13,691
Class C Shares	57,901
Class F Shares	165,586
TOTAL	$749,960
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America , the state of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
Semi-Annual Shareholder Report

The average notional value of long contracts held by the Fund throughout the period was $66,402,567. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional Disclosure Related to Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$(59,327)*
*	Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$7,087,254

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$20,569
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. Capital Stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,024,263	$56,720,685	8,809,745	$81,211,475
Shares issued to shareholders in payment of distributions declared	744,857	6,942,476	1,487,131	13,649,310
Shares redeemed	(4,528,918)	(42,106,547)	(9,868,611)	(90,306,529)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,240,202	$21,556,614	428,265	$4,554,256

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	33,856	$304,227	37,857	$339,522
Shares issued to shareholders in payment of distributions declared	15,232	143,241	46,663	429,678
Shares redeemed	(344,544)	(3,268,031)	(704,977)	(6,503,698)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(295,456)	$(2,820,563)	(620,457)	$(5,734,498)

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	787,526	$7,457,134	1,423,722	$13,214,962
Shares issued to shareholders in payment of distributions declared	64,942	610,213	139,051	1,283,437
Shares redeemed	(934,248)	(8,748,179)	(2,162,936)	(19,891,479)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(81,780)	$(680,832)	(600,163)	$(5,393,080)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	883,809	$8,352,460	1,243,674	$11,572,986
Shares issued to shareholders in payment of distributions declared	239,079	2,249,752	501,337	4,639,807
Shares redeemed	(1,280,006)	(11,967,779)	(2,307,836)	(21,359,522)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(157,118)	$(1,365,567)	(562,825)	$(5,146,729)

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	21,790,182	$205,289,922	50,682,974	$471,367,409
Shares issued to shareholders in payment of distributions declared	1,380,415	12,894,489	2,225,331	20,433,186
Shares redeemed	(28,051,080)	(262,328,023)	(34,887,490)	(318,084,227)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(4,880,483)	$(44,143,612)	18,020,815	$173,716,368

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	957,216	$9,057,617	3,551,054	$32,696,670
Shares issued to shareholders in payment of distributions declared	107,274	1,002,195	200,161	1,842,616
Shares redeemed	(5,691,364)	(54,443,275)	(1,304,244)	(11,918,691)
NET CHANGE RESULTING FROM CLASS R6 SHARES TRANSACTIONS	(4,626,874)	$(44,383,463)	2,446,971	$22,620,595
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(7,801,509)	$(71,837,423)	19,112,606	$184,616,912
4. FEDERAL TAX INFORMATION
At May 31, 2020, the cost of investments for federal tax purposes was $1,317,759,026. The net unrealized appreciation of investments for federal tax purposes was $25,742,105. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $82,956,691 and net unrealized depreciation from investments for those securities having an excess of cost over value of $57,214,586. The amounts presented are inclusive of derivative contracts.
Semi-Annual Shareholder Report

As of November 30, 2019, the Fund had a capital loss carryforward of $21,836,809 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$21,836,809	$21,836,809
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2020, the Adviser voluntarily waived $399,832 of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2020, the Adviser reimbursed $6,497. For the six months ended May 31, 2020, the Adviser voluntarily reimbursed $419,658 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$41,074
Class C Shares	173,700
TOTAL	$214,774
For the six months ended May 31, 2020, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2020, FSC retained $68,232 fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2020, FSC retained $19,341 in sales charges from the sale of Class A Shares. FSC also retained $5,082, $4,401 and $9,117 of CDSC relating to redemptions of Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended May 31, 2020, FSSC received $25,182 of the other service fees disclosed in Note 2.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.85%, 1.72%, 1.69%, 0.85%, 0.60% and 0.58% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2020, were as follows:
Purchases	$108,934,130
Sales	$144,429,543
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7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2020, the Fund had no outstanding loans. During the six months ended May 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2020, there were no outstanding loans. During the six months ended May 31, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2019	Ending Account Value 5/31/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,020.50	$4.29
Class B Shares	$1,000	$1,017.00	$8.62
Class C Shares	$1,000	$1,017.30	$8.42
Class F Shares	$1,000	$1,021.40	$4.30
Institutional Shares	$1,000	$1,021.80	$3.03
Class R6 Shares	$1,000	$1,023.00	$2.93
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.80	$4.29
Class B Shares	$1,000	$1,016.50	$8.62
Class C Shares	$1,000	$1,016.70	$8.42
Class F Shares	$1,000	$1,020.80	$4.29
Institutional Shares	$1,000	$1,022.00	$3.03
Class R6 Shares	$1,000	$1,022.10	$2.93
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.85%
Class B Shares	1.71%
Class C Shares	1.67%
Class F Shares	0.85%
Institutional Shares	0.60%
Class R6 Shares	0.58%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Bond Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES CORPORATE BOND FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the
Semi-Annual Shareholder Report

year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Semi-Annual Shareholder Report

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
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though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to
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Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the
Semi-Annual Shareholder Report

Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
Semi-Annual Shareholder Report

In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program – Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Investment Series Funds, Inc. (the Corporation) has adopted and implemented a liquidity risk management program (the “LRMP”) for each series of the Corporation, including Federated Hermes Corporate Bond Fund (the “Fund” and collectively, the “Funds”). The LRMP seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Funds’ investment advisers as the administrators for the LRMP (collectively, the “Administrator”). The Administrator has established a Liquidity Risk Management Committee (the “Committee”) comprised of representatives from various departments across the Administrator to assist it in the implementation and on-going administration of the LRMP. The Committee, in turn, has delegated to the Fixed Income and Equities Liquidity Committees, each a separate committee previously established by the Administrator, the responsibility to review and assess certain information related to the liquidity of the Funds that fall within their respective asset classes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report from the Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the LRMP for the period from the LRMP’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the LRMP and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Fund. There were no
Semi-Annual Shareholder Report

material changes to the LRMP during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Funds. Such information and factors included, among other things:
■	the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment, including a review of the Funds’ access to other available funding sources such as the Funds’ interfund lending facility, redemptions in-kind and committed lines of credit and confirmation that the Fund did not have to access any of these alternative funding sources during the Period;
■	the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■	the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■	the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■	the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■	liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the LRMP is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420F103
CUSIP 31420F202
CUSIP 31420F301
CUSIP 31420F400
CUSIP 31420F509
CUSIP 31420F608
2072302 (7/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Investment Series Funds, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 27, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 27, 2020